Acquisitions, Divestitures, Collaborative Arrangements and Equity-Method Investments - Narrative (Detail) (USD $)	12 Months Ended						96 Months Ended		3 Months Ended									0 Months Ended				0 Months Ended	1 Months Ended	0 Months Ended						0 Months Ended			0 Months Ended				12 Months Ended			11 Months Ended	12 Months Ended				12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2012	Oct. 31, 2012 Shionogi-Viiv Healthcare LLC [Member] ViiV [Member]	Dec. 31, 2012 ViiV Healthcare Limited [Member]	Oct. 31, 2012 ViiV Healthcare Limited [Member] Pfizer [Member]	Oct. 30, 2012 ViiV Healthcare Limited [Member] Pfizer [Member]	Oct. 31, 2012 ViiV Healthcare Limited [Member] GlaxoSmithKline Plc [Member]	Oct. 30, 2012 ViiV Healthcare Limited [Member] GlaxoSmithKline Plc [Member]	Oct. 31, 2012 ViiV Healthcare Limited [Member] Shionogi [Member]	Sep. 06, 2012 Hisun Pfizer Pharmaceuticals Co. Ltd [Member]	Sep. 06, 2012 Hisun Pfizer Pharmaceuticals Co. Ltd [Member] Zhejiang Hisun Pharmaceuticals [Member]	Sep. 06, 2012 Hisun Pfizer Pharmaceuticals Co. Ltd [Member] Pfizer [Member]	May 23, 2012 Laboratorio Teuto Brasilero [Member]	Nov. 08, 2010 Laboratorio Teuto Brasilero [Member]	Nov. 08, 2010 Laboratorio Teuto Brasilero [Member] Pfizer [Member]	Nov. 08, 2010 Laboratorio Teuto Brasilero [Member] Teuto [Member]	Nov. 30, 2012 Nutrition [Member]	Aug. 31, 2011 Capsugel [Member]	Nov. 30, 2012 Maximum [Member] Nutrition [Member]	Nov. 30, 2012 Minimum [Member] Nutrition [Member]	Nov. 27, 2012 NextWave Pharmaceuticals, Inc. [Member]	Nov. 27, 2012 NextWave Pharmaceuticals, Inc. [Member] Developed Technology Rights [Member]	Nov. 27, 2012 NextWave Pharmaceuticals, Inc. [Member] In Process Research And Development [Member]	Nov. 27, 2012 NextWave Pharmaceuticals, Inc. [Member] Maximum [Member]	Aug. 13, 2012 OTC Nexium, 20 Mg Tablet	Feb. 26, 2012 Alacer Corp [Member]	Apr. 01, 2012 Ferrosan Holding A/S [Member]	Oct. 29, 2012 Excaliard [Member]	Nov. 30, 2011 Excaliard [Member]	Oct. 27, 2011 Icagen [Member]	Sep. 20, 2011 Icagen [Member]	Dec. 31, 2012 FoldRx [Member]	Dec. 31, 2011 FoldRx [Member]	Oct. 06, 2010 FoldRx [Member]	Dec. 31, 2012 King [Member]	Dec. 31, 2011 King [Member]	Feb. 28, 2011 King [Member]	Jan. 31, 2011 King [Member]		Dec. 31, 2012 King [Member] Pro Forma Consolidated Results [Member]	Dec. 31, 2011 King [Member] Pro Forma Consolidated Results [Member]
Significant Acquisitions and Disposals [Line Items]
Restructuring charges							$ 15,610,000,000
Business combination, consideration transferred, including equity interest in acquiree held prior to combination																										442,000,000
Additional payments based on certain sales milestones																													425,000,000					230,000,000				85,000,000	455,000,000
Business combination, recognized identifiable assets acquired and liabilities assumed, contingent liability																										164,000,000
Net assets acquired																										516,000,000																	3,555,000,000
Identifiable intangible assets																											472,000,000	44,000,000															1,806,000,000
Goodwill	44,672,000,000		44,569,000,000		43,432,000,000		44,672,000,000																			91,000,000					192,000,000	322,000,000		8,000,000					60,000,000				765,000,000	[1]
Upfront cash paid to acquire marketing rights																														250,000,000
Milestone payments to acquire marketing rights																														550,000,000
Identifiable intangible assets																															181,000,000	362,000,000											2,790,000,000
Net deferred tax liabilities																										165,000,000					69,000,000	94,000,000		87,000,000					(160,000,000)
Business acquisition, cost of acquired entity, purchase price																																		174,000,000					400,000,000
Business acquisition, cost of acquired entity, cash paid																										278,000,000								86,000,000					200,000,000
Business acquisition, contingent consideration, at fair value																																		88,000,000					200,000,000
Payments for previous acquisition																																	30,000,000				225,000,000
In-process research and development																																		257,000,000	19,000,000				500,000,000				303,000,000
Percent of outstanding shares initially acquired																																				70.00%							92.50%
Business combination, contingent consideration arrangements, change in amount of contingent consideration, liability																																						(42,000,000)
Acquisition purchase price per share																																										$ 14.25	$ 14.25
Total consideration transferred																																											3,600,000,000
Payments to acquire businesses, net of cash acquired	1,050,000,000		3,282,000,000		273,000,000																																				3,200,000,000
Equity method investment, ownership percentage								50.00%		13.50%	15.00%	76.50%	85.00%	10.00%		51.00%	49.00%			40.00%	60.00%
Payments to acquire marketable securities	11,145,000,000		4,620,000,000		4,128,000,000													(92,000,000)
Income (loss) from equity method investments									44,000,000
Payments to acquire equity method investments																			230,000,000
Gross contractual amount receivable																																											200,000,000
Revenues																																								1,300,000,000
Elimination of intangible asset amortization																																													6,000,000	116,000,000
Additional amortization of intangible assets																																													15,000,000	190,000,000
Additional depreciation expense																																													3,000,000	35,000,000
Business combination, provisional information, initial accounting incomplete, adjustment, inventory																																													(160,000,000)	160,000,000
Adjustment for acquisition-related costs																																													(224,000,000)	224,000,000
Sale price for discontinued operation																						11,850,000,000	2,400,000,000
Administrative service period																								18 months	2 months
Payment in milestones to a collaboration partner	29,000,000		61,000,000
Equity method investment, registered capital															250,000,000
Net gains on asset disposals	$ 52,000,000	[2]	$ 15,000,000	[2]	$ 243,000,000	[2]																$ 4,800,000,000

[1]	Goodwill recorded as of the acquisition date totaled $720 million for our three biopharmaceutical operating segments and $45 million for our Animal Health operating segment. (Since the acquisition of King, we have revised our operating segments. See Note 18A. Segment, Geographic and Other Revenue Information: Segment Information.)
[2]	Net gains include realized gains and losses on sales of available-for-sale securities: in 2012, 2011 and 2010, gross realized gains were $39 million, $79 million and $153 million, respectively. Gross realized losses were $6 million in 2012, $73 million in 2011 and $12 million in 2010. Proceeds, primarily from the sale of available-for-sale securities, were $19 billion in 2012, $10.2 billion in 2011 and $5.3 billion in 2010. In 2010, also includes gains on sales of certain investments and businesses.